Summary of Significant Accounting Policies (Details) - CIK0001816090 FTAC Olympus Acquisition Corp. - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 2.5
Stockholders' equity		$ 43.4
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Weighted average non-redeemable ordinary shares	2,170,000	2,170,000
Federal depository insurance corporation coverage limit	$ 250,000	$ 250,000
Class A Ordinary Shares
Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption	66,662,879	67,567,770
Exercisable to purchase shares	25,881,458	25,881,458